Interim Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]		Treasury Shares [Member]	Additional paid-in earnings [Member]	Retained earnings [Member]	Total
Balance, value at Dec. 31, 2021	$ 172		$ (1,898)	$ 176,582	$ 118,771	$ 293,627
Balance, shares at Dec. 31, 2021	45,939,019		(2,092,376)
Share-based compensation expense	$ 0		$ 0	5,592	0	5,592
Exercise of share options and RSUs	$ 2		$ 0	0	0	2
Exercise of share options and RSUs, shares	416,840		0
Net income	$ 0		$ 0	0	37,561	37,561
Balance, value at Jun. 30, 2022	$ 174		$ (1,898)	182,174	156,332	336,782
Balance, shares at Jun. 30, 2022	46,355,859		(2,092,376)
Balance, value at Dec. 31, 2021	$ 172		$ (1,898)	176,582	118,771	293,627
Balance, shares at Dec. 31, 2021	45,939,019		(2,092,376)
Net income						79,949
Balance, value at Dec. 31, 2022	$ 175		$ (1,898)	187,105	198,720	$ 384,102
Balance, shares at Dec. 31, 2022	46,505,318		(2,092,376)			44,412,942
Balance, value at Jun. 30, 2022	$ 174		$ (1,898)	182,174	156,332	$ 336,782
Balance, shares at Jun. 30, 2022	46,355,859		(2,092,376)
Share-based compensation expense	$ 0		$ 0	4,931	0	4,931
Exercise of share options and RSUs	$ 1		$ 0	0	0	1
Exercise of share options and RSUs, shares	149,459		0
Net income	$ 0		$ 0	0	42,388	42,388
Balance, value at Dec. 31, 2022	$ 175		$ (1,898)	187,105	198,720	$ 384,102
Balance, shares at Dec. 31, 2022	46,505,318		(2,092,376)			44,412,942
Share-based compensation expense	$ 0		$ 0	6,521	0	$ 6,521
Exercise of share options and RSUs		[1]	$ 0	0	0	0
Exercise of share options and RSUs, shares	306,186		0
Net income	$ 0		$ 0	0	35,784	35,784
Balance, value at Jun. 30, 2023	$ 175		$ (1,898)	$ 193,626	$ 234,504	$ 426,407
Balance, shares at Jun. 30, 2023	46,811,504		(2,092,376)			44,719,128

[1]	Represents an amount less than $1,000